SHARE INCENTIVE PLAN - Fair value of the options granted, assumptions used (Details)	Apr. 02, 2018 multiple $ / shares	Jul. 01, 2017 multiple $ / shares	Jun. 22, 2017 multiple $ / shares
Assumptions used
Risk-free interest rate	2.73%	2.31%	2.15%
Expected volatility	38.00%	40.00%	40.00%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiples	2.2
Fair value of underlying ordinary share | $ / shares	$ 17.40	$ 11.67	$ 11.67
Minimum
Assumptions used
Exercise multiples		2.2	2.2
Maximum
Assumptions used
Exercise multiples		2.8	2.8